BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.0%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.39%, 08/15/30
(b)
.......... USD 500 $ 499,644
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34 ........... 99 99,970
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.25%,
04/20/31
(b)
..................... 396 395,445
Total Asset-Backed Securities — 2.0%
(Cost: $995,294) ................................ 995,059
Foreign Government Obligations — 3.9%
China — 3.8%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 6,920 1,010,669
2.68%, 05/21/30 ................. 6,350 923,378
1,934,047
Russia — 0.1%
Russian Federation:
7.75%, 09/16/26 ................. RUB 1,616 22,428
7.65%, 04/10/30 ................. 964 13,360
8.50%, 09/17/31 ................. 172 2,528
38,316
Total Foreign Government Obligations — 3.9%
(Cost: $1,909,794) .............................. 1,972,363
Non-Agency Mortgage-Backed Securities — 7.6%
Commercial Mortgage-Backed Securities — 6.9%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.99%, 09/15/34
(a)(b)
......... USD 121 121,037
BANK
(b)
:
Series 2020-BN25, Class B, 3.04%,
01/15/63 .................... 11 11,812
Series 2020-BN26, Class B, 2.91%,
03/15/63 .................... 164 164,297
Benchmark Mortgage Trust, Series 2020-B20,
Class B, 2.53%, 10/15/53 ........... 37 35,650
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.26%, 10/15/35
(a)(b)
128 129,127
BX Commercial Mortgage Trust
(a)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.03%, 10/15/36
(b)
.. 94 94,110
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36
(b)
.. 282 282,153
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.46%, 11/15/32
(b)
.. 134 134,256
Series 2020-VIV4, Class A, 2.84%, 03/09/44 160 162,327
BX Trust
(a)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 275 287,348
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.31%, 01/15/34
(b)
.. 30 29,964
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 140 138,367
Citigroup Commercial Mortgage Trust:
Series 2016-P6, Class B, 4.24%, 12/10/49
(b)
50 52,231
Series 2020-420K, Class A, 2.46%,
11/10/42
(a)
................... 130 127,855
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... USD 19 $ 21,122
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 350 363,806
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
..................... 100 101,756
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(b)
................... 42 46,639
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 211 225,294
Series 2019-C17, Class C, 3.93%, 09/15/52 80 79,370
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.91%, 02/15/38
(a)(b)
......... 100 100,019
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.11%, 11/15/37
(a)(b)
........ 170 170,686
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 101 103,197
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.48%,
10/15/33
(a)(b)
.................... 100 100,249
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, (LIBOR USD 1 Month + 1.04%),
1.14%, 03/15/37
(a)(b)
............... 33 32,803
Morgan Stanley Capital I Trust:
Series 2018-H3, Class A5, 4.18%, 07/15/51 26 29,096
Series 2018-H3, Class B, 4.62%, 07/15/51
(b)
34 38,128
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(a)(b)
. 130 129,921
Series 2020-HR8, Class AS, 2.30%,
07/15/53 .................... 16 15,697
Series 2020-HR8, Class B, 2.70%, 07/15/53 19 19,140
NYC Commercial Mortgage Trust, Series 2021-
909, Class A, 2.94%, 04/10/43
(a)
....... 126 129,778
3,477,235
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(b)
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.63%, 10/15/53 .......... 1,019 110,269
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.56%, 06/15/52 .. 1,542 154,030
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.49%, 10/15/52 ...... 989 96,624
360,923
Total Non-Agency Mortgage-Backed Securities — 7.6%
(Cost: $3,874,315) .............................. 3,838,158
U.S. Government Sponsored Agency Securities — 61.5%
Agency Obligations — 0.9%
Federal Home Loan Bank, 4.00%, 04/10/28 . 400 469,381
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 120 127,021
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(b)
............. 75 88,307
215,328

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... USD 191 $ 199,049
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 145 150,255
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 . 20 21,448
370,752
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association:
Series 2020-32, 4.00%, 05/25/50 ...... 156 22,406
Series 2020-32, Class PI, 4.00%, 05/25/50 176 27,965
Government National Mortgage Association:
Series 2020-115, Class IM, 3.50%, 08/20/50 189 23,995
Series 2020-146, Class DI, 2.50%, 10/20/50 180 21,733
Series 2020-162, Class TI, 2.50%, 10/20/50 370 49,029
Series 2020-175, Class DI, 2.50%, 11/20/50 99 12,986
Series 2020-185, Class MI, 2.50%, 12/20/50 199 27,770
185,884
Interest Only Commercial Mortgage-Backed Securities — 1.4%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
15,816 5,634
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(b)
:
Series K094, Class X1, 0.88%, 06/25/29 . 183 11,726
Series K105, Class X1, 1.52%, 01/25/30 . 652 75,190
Series K107, Class X1, 1.59%, 01/25/30 . 161 19,556
Series K109, Class X1, 1.58%, 04/25/30 . 123 14,978
Series K113, Class X1, 1.39%, 06/25/30 . 200 21,877
Series K115, Class X1, 1.33%, 06/25/30 . 256 26,931
Series K116, Class X1, 1.43%, 07/25/30 . 100 11,104
Series K119, Class X1, 0.93%, 09/25/30 . 150 11,289
Series K120, Class X1, 1.04%, 10/25/30 . 916 76,281
Series K122, Class X1, 0.88%, 11/25/30 . 219 15,823
Government National Mortgage Association
Variable Rate Notes
(b)
:
Series 2002-83, 0.00%, 10/16/42 ...... 216 2
Series 2003-17, 0.00%, 03/16/43 ...... 201 2
Series 2003-109, 0.00%, 11/16/43 ..... 396 16
Series 2016-22, 0.79%, 11/16/55 ...... 1,506 55,574
Series 2016-45, 0.91%, 02/16/58 ...... 797 40,983
Series 2016-92, 0.84%, 04/16/58 ...... 235 11,308
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 ......... 979 67,195
Series 2016-151, 1.03%, 06/16/58 ..... 712 43,526
Series 2017-30, 0.63%, 08/16/58 ...... 332 13,204
Series 2017-44, 0.67%, 04/17/51 ...... 376 15,929
Series 2017-53, 0.65%, 11/16/56 ...... 3,076 140,011
Series 2017-61, 0.70%, 05/16/59 ...... 298 15,612
Series 2017-64, 0.76%, 11/16/57 ...... 195 10,683
704,434
Mortgage-Backed Securities — 57.7%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 126 132,179
3.00%, 09/01/27 - 12/01/46 .......... 266 282,308
3.50%, 04/01/31 - 01/01/48 .......... 285 310,559
4.00%, 08/01/40 - 12/01/45 .......... 41 45,284
4.50%, 02/01/39 - 07/01/47 .......... 154 172,385
5.00%, 11/01/41 ................. 66 75,686
5.50%, 06/01/41 ................. 68 79,767
8.00%, 03/01/30 - 06/01/31 .......... 10 10,130
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association:
3.50%, 11/01/46 ................. USD 129 $ 139,328
4.00%, 01/01/41 ................. 4 4,271
Government National Mortgage Association:
2.00%, 04/15/51
(c)
................ 868 876,409
2.50%, 04/15/51
(c)
................ 886 913,759
3.00%, 02/15/45 - 09/20/50 .......... 461 482,660
3.00%, 04/15/51
(c)
................ 1,029 1,071,448
3.50%, 01/15/42 - 10/20/46 .......... 1,398 1,498,065
3.50%, 04/15/51
(c)
................ 273 287,670
4.00%, 10/20/40 - 01/15/48 .......... 469 510,440
4.00%, 04/15/51
(c)
................ 120 128,100
4.50%, 12/20/39 - 08/20/50 .......... 603 672,212
5.00%, 07/15/39 - 07/20/44 .......... 47 54,933
5.00%, 04/15/51
(c)
................ 126 137,933
Uniform Mortgage-Backed Securities:
1.50%, 04/25/36 - 04/25/51
(c)
......... 889 871,515
2.00%, 10/01/31 - 03/01/32 .......... 79 80,880
2.00%, 04/25/36 - 05/25/51
(c)
......... 4,859 4,873,639
2.50%, 04/01/30 - 12/01/50 .......... 549 574,667
2.50%, 04/25/36 - 06/25/51
(c)
......... 4,987 5,113,700
3.00%, 04/01/29 - 09/01/50 .......... 3,186 3,361,515
3.00%, 04/25/51
(c)
................ 615 640,330
3.50%, 04/01/29 - 08/01/50 .......... 1,426 1,539,700
3.50%, 04/25/51
(c)
................ 728 768,712
4.00%, 09/01/33 - 06/01/50 .......... 1,077 1,180,780
4.00%, 04/25/36 - 04/25/51
(c)
......... 860 921,631
4.50%, 06/01/26 - 07/01/48 .......... 519 580,662
4.50%, 04/25/51
(c)
................ 41 44,632
5.00%, 02/01/35 - 12/01/43 .......... 148 171,487
5.00%, 04/25/51
(c)
................ 4 4,431
5.50%, 11/01/21 - 09/01/39 .......... 191 221,126
6.00%, 04/01/35 - 09/01/40 .......... 143 169,206
6.50%, 05/01/40 ................. 31 37,237
29,041,376
Total U.S. Government Sponsored Agency Securities — 61.5%
(Cost: $30,885,617) .............................. 30,987,155
U.S. Treasury Obligations — 47.2%
U.S. Treasury Bonds:
4.25%, 05/15/39 ................. 160 210,206
4.50%, 08/15/39 ................. 160 216,675
4.38%, 11/15/39 ................. 160 213,850
3.13%, 02/15/43 ................. 610 694,042
2.88%, 05/15/43 - 11/15/46 .......... 1,200 1,311,928
3.63%, 08/15/43 ................. 610 748,703
3.75%, 11/15/43 ................. 610 762,977
3.00%, 02/15/48 ................. 590 661,376
2.25%, 08/15/49 ................. 727 703,003
1.63%, 11/15/50 ................. 105 87,495
U.S. Treasury Inflation Linked Notes,
0.13%, 01/15/31
(d)
................ 734 789,586
U.S. Treasury Notes:
1.13%, 07/31/21 ................. 2,650 2,659,524
1.75%, 07/31/21 - 07/31/24 .......... 1,995 2,027,873
1.50%, 01/31/22 - 08/15/26 .......... 4,050 4,118,812
1.75%, 04/30/22
(d)
................ 2,230 2,269,896
2.13%, 12/31/22 - 05/15/25 .......... 2,470 2,586,001
2.00%, 02/15/25 ................. 1,470 1,548,266
2.25%, 08/15/27 ................. 1,180 1,250,662
2.88%, 08/15/28 ................. 350 384,973
3.13%, 11/15/28 ................. 350 391,412

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63%, 08/15/29 ................. USD 125 $ 125,444
Total U.S. Treasury Obligations — 47.2%
(Cost: $23,231,306) .............................. 23,762,704
Total Long-Term Investments — 122.2%
(Cost: $60,896,326) .............................. 61,555,439
Short-Term Securities — 14.3%
Certificates of Deposit — 2.2%
Yankee — 2.2%
(e)
Credit Suisse AG, New York, 0.30%, 09/01/21 1,100 1,100,464
Total Certificates of Deposit — 2.2%
(Cost: $1,100,000) .............................. 1,100,464
Shares
Shares
Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(f)*
.................. 1,909,701 1,909,701
Total Money Market Funds — 3.8%
(Cost: $1,909,701) .............................. 1,909,701
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities — 8.3%
Federal Home Loan Bank Discount Notes,
0.04%, 09/22/21
(g)
............... USD 4,200 $ 4,199,188
Total U.S. Government Sponsored Agency Securities — 8.3%
(Cost: $4,199,289) .............................. 4,199,188
Total Short-Term Securities — 14.3%
(Cost: $7,208,990) .............................. 7,209,353
Total Options Purchased — 0.7%
(Cost: $101,511) ................................ 365,613
Total Investments Before Options Written and TBA Sale
Commitments — 137.2%
(Cost: $68,206,827 ) .............................. 69,130,405
Total Options Written — (0.4)%
(Premium Received — $92,805) ..................... (246,462)
TBA Sale Commitments — (16.9)%
(c)
Mortgage-Backed Securities — (16.9)%
Government National Mortgage Association:
3.50% ,  04/15/51 - 05/15/51 .......... 545 (575,531)
4.00% ,  04/15/51 ................. 45 (48,037)
4.50% ,  04/15/51 ................. 141 (152,500)
Uniform Mortgage-Backed Securities:
2.00% ,  04/25/36 - 05/25/51 .......... 2,871 (2,875,073)
2.50% ,  04/25/36 - 05/25/51 .......... 2,106 (2,162,917)
3.00% ,  04/25/36 - 05/25/51 .......... 878 (915,461)
3.50% ,  04/25/36 - 04/25/51 .......... 242 (257,899)
4.00% ,  04/25/36 - 04/25/51 .......... 188 (200,620)
1.50% ,  04/25/51 - 05/25/51 .......... 1,335 (1,288,508)
4.50% ,  04/25/51 ................. 34 (37,012)
Total TBA Sale Commitments — (16.9)%
(Proceeds: $8,554,527) ........................... (8,513,558)
Total Investments Net of Options Written and TBA Sale
Commitments — 119.9%
(Cost: $59,559,495 ) .............................. 60,370,385
Liabilities in Excess of Other Assets — (19.9)% ........... (10,000,811)
Net Assets — 100.0% .............................. $ 50,369,574
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ — $ 1,909,701 $ — $ — $ — $ 1,909,701 1,909,701 $ 64 $ —

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Deutsche Bank Securities,
Inc. .............. 0.05% 03/31/21 04/01/21   $ 788,400 $ 788,401 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.05 03/31/21 04/01/21   2,285,750 2,285,753 U.S. Treasury Obligations Overnight
$ 3,074,150 $ 3,074,154

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 2 06/21/21 $ 262 $ (202)
U.S. Treasury Long Bond .................................................... 8 06/21/21 1,239 4,764
U.S. Treasury 2 Year Note .................................................... 49 06/30/21 10,816 (4,915)
U.S. Treasury 5 Year Note .................................................... 32 06/30/21 3,951 (42,803)
(43,156)
Short Contracts
U.S. Treasury 10 Year Ultra Note ............................................... 20 06/21/21 2,878 51,052
U.S. Treasury Ultra Bond .................................................... 3 06/21/21 546 6,237
90-day Eurodollar ......................................................... 1 09/18/23 247 187
90-day Eurodollar ......................................................... 30 09/16/24 7,371 25,843
83,319
$ 40,163
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 205,232 USD 10,000 BNP Paribas SA 04/22/21 $ 22
MXN 208,108 USD 10,000 State Street Bank and Trust Co. 04/22/21 163
RUB 765,286 USD 10,000 Morgan Stanley & Co. International plc 04/22/21 103
USD 11,922 EUR 10,000 Banco Santander SA 04/22/21 191
USD 10,000 INR 731,590 Goldman Sachs International 04/22/21 36
USD 10,000 JPY 1,090,996 JPMorgan Chase Bank NA 04/22/21 145
ZAR 150,499 USD 10,000 Standard Chartered Bank 04/22/21 172
RUB 183,116 USD 2,409 Citibank NA 05/19/21 1
RUB 368,525 USD 4,814 Credit Suisse International 05/19/21 36
RUB 444,469 USD 5,830 HSBC Bank plc 05/19/21 19
RUB 551,175 USD 7,201 Morgan Stanley & Co. International plc 05/19/21 54
USD 2,245 RUB 167,042 Bank of America NA 05/19/21 47
USD 74,036 RUB 5,508,797 Citibank NA 05/19/21 1,533
USD 18,363 RUB 1,366,958 HSBC Bank plc 05/19/21 372
MXN 111,781 USD 5,203 Citibank NA 05/26/21 235
MXN 99,234 USD 4,640 HSBC Bank plc 05/26/21 187
USD 20,041 CAD 25,000 BNP Paribas SA 06/16/21 146
USD 1,025,564 CNY 6,768,209 Standard Chartered Bank 06/16/21 261
USD 100,997 EUR 85,660 Bank of America NA 06/16/21 387
4,110
KZT 562,188 USD 1,320 Citibank NA 04/20/21 (1)
EUR 10,000 USD 11,810 JPMorgan Chase Bank NA 04/22/21 (78)
JPY 1,090,537 USD 10,000 Natwest Markets plc 04/22/21 (149)
USD 10,000 IDR 146,140,000 Goldman Sachs International 04/22/21 (9)
USD 10,000 MXN 209,315 Credit Suisse International 04/22/21 (222)
USD 10,000 MXN 206,785 HSBC Bank plc 04/22/21 (98)
USD 10,000 RUB 760,852 BNP Paribas SA 04/22/21 (44)
USD 10,000 ZAR 149,682 Standard Chartered Bank 04/22/21 (117)
USD 10,000 ZAR 148,147 UBS AG 04/22/21 (13)
RUB 1,048,000 USD 13,896 BNP Paribas SA 05/19/21 (103)
RUB 292,700 USD 3,880 Credit Suisse International 05/19/21 (28)
RUB 274,935 USD 3,625 HSBC Bank plc 05/19/21 (6)
RUB 621,428 USD 8,331 Morgan Stanley & Co. International plc 05/19/21 (152)
USD 5,431 MXN 113,013 Barclays Bank plc 05/26/21 (67)
USD 4,759 MXN 98,002 UBS AG 05/26/21 (9)

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 80,000 USD 95,005 Citibank NA 06/16/21 $ (1,044)
(2,140)
$ 1,970
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... One-Touch Bank of America NA 05/06/21 USD 1.16 USD 1.16 EUR 26 $ 6,762
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 61 06/11/21 USD 99.25 USD 15,250 $ 124,288
90-day Eurodollar September 2021 Futures .......... 117 09/10/21 USD 99.38 USD 29,250 129,431
90-day Eurodollar September 2021 Futures .......... 183 09/10/21 USD 99.75 USD 45,750 66,338
90-day Eurodollar December 2021 Futures .......... 51 12/10/21 USD 99.38 USD 12,750 12,750
$ 332,807
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Morgan Stanley & Co. International plc 05/06/21 USD 1.18 EUR 380 $ 4,698
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 1,150 $ 21,346
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 14 04/23/21 USD 124.50 USD 1,400 $ (547)
Put
90-day Eurodollar June 2021 Futures ............... 61 06/11/21 USD 98.88 USD 15,250 (71,294)
90-day Eurodollar September 2021 Futures ........... 22 09/10/21 USD 99.50 USD 5,500 (2,888)
90-day Eurodollar September 2021 Futures ........... 52 09/10/21 USD 99.00 USD 13,000 (26,975)
90-day Eurodollar September 2021 Futures ........... 63 09/10/21 USD 98.63 USD 15,750 (71,663)

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
90-day Eurodollar September 2021 Futures ........... 65 09/10/21 USD 99.13 USD 16,250 $ (44,281)
(217,101)
$ (217,648)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. Bank of America NA 05/06/21 USD 1.16 EUR 570 $ (1,496)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1.03% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 1.03 % USD 800 $ (2,753)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 200 (3,510)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/16/23 1.84 USD 42 (954)
10-Year Interest Rate Swap
(a)
1.93% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/23/23 1.93 USD 42 (1,077)
(8,294)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.03% Semi-Annual Deutsche Bank AG 06/02/21 1.03 USD 800 (6,010)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 200 (8,174)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Deutsche Bank AG 02/16/23 1.84 USD 42 (2,516)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.93% Semi-Annual Bank of America NA 02/23/23 1.93 USD 42 (2,324)
(19,024)
$ (27,318)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.29% Monthly 01/13/23 MXN 1,466 $ (876) $ — $ (876)
28 day MXIBTIIE Monthly 4.18% Monthly 02/16/23 MXN 671 (513) — (513)
28 day MXIBTIIE Monthly 5.22% Monthly 03/29/23 MXN 723 92 — 92
28 day MXIBTIIE Monthly 4.68% Monthly 02/27/24 MXN 945 (1,001) — (1,001)
28 day MXIBTIIE Monthly 5.47% Monthly 03/21/24 MXN 233 (5) — (5)
28 day MXIBTIIE Monthly 5.50% Monthly 03/21/24 MXN 234 5 — 5
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 200 (20,904) — (20,904)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 400 (1,667) — (1,667)
1.50% Semi-Annual 3 month LIBOR Quarterly 03/08/51 USD 278 45,498 — 45,498
3 month LIBOR Quarterly 1.70% Semi-Annual 03/08/51 USD 139 (16,313) — (16,313)
3 month LIBOR Quarterly 1.77% Semi-Annual 03/08/51 USD 139 (14,082) — (14,082)
$ (9,766) $ — $ (9,766)

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
i
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.32% At Termination 01/25/31 USD 240 $ (4,931) $ — $ (4,931)
1 month USCPI At Termination 2.34% At Termination 01/25/31 USD 240 (4,613) — (4,613)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 20 (2,265) — (2,265)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 60 (5,554) — (5,554)
$ (17,363) $ — $ (17,363)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 month USCPI ....................................... U.S. Consumer Price Index 1.70%
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
Glossary of Terms Used in this Report
Currency Abbreviations
CAD Canadian Dollar
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
RUB New Russian Ruble
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
TBA To-be-announced

BlackRock U.S Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 61,555,439 $ — $ 61,555,439
Short-Term Securities:
Certificates of Deposit ..................................... — 1,100,464 — 1,100,464
Money Market Funds ...................................... 1,909,701 — — 1,909,701
U.S. Government Sponsored Agency Securities .................... — 4,199,188 — 4,199,188
Options Purchased:
Foreign currency exchange contracts ........................... — 11,460 — 11,460
Interest rate contracts ...................................... 332,807 21,346 — 354,153
Liabilities:
Investments:
TBA Sale Commitments .................................... — (8,513,558) — (8,513,558)
$ 2,242,508 $ 58,374,339 $ — $ 60,616,847
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 4,110 $ — $ 4,110
Interest rate contracts ....................................... 88,083 45,595 — 133,678
Liabilities:
Foreign currency exchange contracts ............................ — (3,636) — (3,636)
Interest rate contracts ....................................... (265,568) (82,679) — (348,247)
Other contracts ........................................... — (17,363) — (17,363)
$ (177,485) $ (53,973) $ — $ (231,458)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $3,074,154 are categorized as Level 2 w ithin the fair value hierarchy.